Trade payables and other liabilities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Liabilities [Line Items]
Total trade payables and other liabilities	€ 16,995	€ 18,293
Deferred consideration	172	180
Balance for deferred contingent consideration	157	164
Maximum possible total payment	681
Discounts due to customers
Disclosure Of Trade And Other Liabilities [Line Items]
Total trade payables and other liabilities	€ 2,294	€ 2,121